Inventories - Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 17,790	$ 24,181
Work-in-process	3,116	2,529
Finished goods	14,077	5,155
Inventories	$ 34,983	$ 31,865